As filed with the Securities and Exchange Commission on March 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

Michael J. Ricks
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(626) 304-9222
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January  31, 2012

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 94.4%
	Consumer Discretionary - 9.9%
188,700	Ascena Retail Group, Inc. (a)	$6,674,319
102,600	Bed Bath & Beyond, Inc. (a)	6,227,820
246,600	CarMax, Inc. (a)	7,504,038
676,900	Carnival Corp.	20,442,380
64,500	DIRECTV - Class A (a)	2,903,145
500,000	Limited Brands, Inc.	20,930,000
300,000	Mattel, Inc.	9,300,000
8,100	Men's Wearhouse, Inc. (The)	279,369
169,200	P.F. Chang's China Bistro, Inc.	5,509,152
50,000	Ross Stores, Inc.	2,541,000
59,900	Sony Corp.- ADR	1,091,378
96,700	TJX Cos., Inc.	6,589,138
235,000	Walt Disney Co. (The)	9,141,500
240,000	Whirlpool Corp.	13,036,800
		112,170,039

	Consumer Staples - 3.0%
250,000	Kellogg Co.	12,380,000
220,000	PepsiCo, Inc.	14,447,400
120,000	Procter & Gamble Co. (The)	7,564,800
		34,392,200

	Energy - 8.3%
100,000	Cameco Corp.	2,327,000
280,000	Cameron International Corp. (a)	14,896,000
100,000	Cenovus Energy, Inc.	3,644,000
100,000	Encana Corp.	1,913,000
102,900	EOG Resources, Inc.	10,921,806
180,000	Hess Corp.	10,134,000
400,000	McDermott International, Inc. (a)	4,864,000
94,700	National Oilwell Varco, Inc.	7,005,906
50,000	Noble Energy, Inc.	5,033,500
200,000	Petroleo Brasileiro SA - ADR	5,586,000
208,300	Range Resources Corp.	11,981,416
112,434	Schlumberger Ltd.	8,451,664
140,000	Southwestern Energy Co. (a)	4,359,600
53,000	Transocean Ltd.	2,506,900
		93,624,792

	Financials - 6.5%
2,821,700	Charles Schwab Corp. (The)	32,872,805
120,000	Chubb Corp. (The)	8,089,200
834,950	Marsh & McLennan Cos., Inc.	26,376,070
135,600	Mercury General Corp.	5,925,720
		73,263,795

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2012 (Unaudited)

Shares		Value
	Health Care - 27.3%
130,000	Abbott Laboratories	7,039,500
75,000	Affymetrix, Inc. (a)	360,750
712,000	Amgen, Inc.	48,351,920
158,500	Biogen Idec, Inc. (a)	18,690,320
227,900	Boston Scientific Corp. (a)	1,358,284
842,100	Eli Lilly & Co.	33,465,054
616,735	GlaxoSmithKline PLC - ADR	27,469,377
771,500	Johnson & Johnson	50,849,565
890,800	Medtronic, Inc.	34,358,156
620,550	Novartis AG - ADR	33,733,098
242,206	PerkinElmer, Inc.	5,808,100
282,416	Roche Holding AG - CHF	47,800,557
		309,284,681

	Industrials - 12.3%
23,800	Alaska Air Group, Inc. (a)	1,811,894
70,000	Alexander & Baldwin, Inc.	3,311,000
296,300	Arkansas Best Corp.	5,368,956
580,000	Babcock & Wilcox Co. (The) (a)	14,413,000
271,700	Boeing Co. (The)	20,154,706
70,000	Canadian Pacific Railway Ltd.	4,992,400
8,300	Caterpillar, Inc.	905,696
116,000	European Aeronautic Defence and Space Co. N.V. - EUR	3,896,508
114,900	FedEx Corp.	10,512,201
241,900	Honeywell International, Inc.	14,039,876
23,500	JetBlue Airways Corp. (a)	139,355
140,000	Norfolk Southern Corp.	10,108,000
64,300	Pall Corp.	3,837,424
179,400	Ritchie Bros. Auctioneers, Inc.	4,224,870
135,500	Rockwell Automation, Inc.	10,551,385
1,289,200	Southwest Airlines Co.	12,350,536
1,900	Thomas & Betts Corp. (a)	135,641
36,000	Union Pacific Corp.	4,115,160
199,200	United Parcel Service, Inc. - Class B	15,069,480
		139,938,088

	Information Technology - 21.3%
45,650	Accenture PLC - Class A	2,617,571
540,000	Adobe Systems, Inc. (a)	16,713,000
240,000	Altera Corp.	9,549,600
268,700	Applied Materials, Inc.	3,299,636
24,577	ASML Holding N.V.	1,056,565
600,000	Corning, Inc.	7,722,000
260,000	Diebold, Inc.	8,239,400
416,400	Electronic Arts, Inc. (a)	7,732,548
81,500	EMC Corp. (a)	2,099,440
13,000	Google, Inc. - Class A (a)	7,541,430
46,000	Hewlett-Packard Co.	1,287,080
280,000	Intel Corp.	7,397,600
94,700	Intuit, Inc.	5,344,868
350,100	KLA-Tencor Corp.	17,900,613
914,700	L.M. Ericsson Telephone Co. - ADR	8,479,269
1,360,900	Microsoft Corp.	40,187,377
14,112	Motorola Mobility Holdings, Inc. (a)	545,147
16,128	Motorola Solutions, Inc.	748,500
81,400	NeuStar, Inc. - Class A (a)	2,971,914
360,000	NVIDIA Corp. (a)	5,317,200
50,700	Oracle Corp.	1,429,740
160,000	QUALCOMM, Inc.	9,411,200
154,100	Research In Motion Ltd. (a)	2,562,683
244,800	Symantec Corp. (a)	4,208,112
1,257,100	Texas Instruments, Inc.	40,704,898
225,000	Visa, Inc. - Class A	22,644,000
100,000	Xilinx, Inc.	3,585,000
24,800	Yahoo!, Inc. (a)	383,656
		241,680,047

Schedule of Investments
PRIMECAP Odyssey Stock Fund
January 31, 2012 (Unaudited)

Shares	Value
	Materials - 3.8%
113,600	Freeport-McMoRan Copper & Gold, Inc.	5,249,456
71,900	Monsanto Co.	5,899,395
159,500	Potash Corp. of Saskatchewan, Inc.	7,455,030
356,000	Schweitzer-Mauduit International, Inc.	24,752,680
		43,356,561

	Utilities - 2.0%
80,000	Edison International	3,283,200
50,000	NextEra Energy, Inc.	2,992,500
537,400	Public Service Enterprise Group, Inc.	16,304,716
		22,580,416

	TOTAL COMMON STOCKS
	(Cost $935,474,510)	$1,070,290,619

Shares		Value
	SHORT TERM INVESTMENTS - 6.8%
77,256,566	Dreyfus Treasury Prime Cash Management	$77,256,566
	TOTAL SHORT TERM INVESTMENTS
	(Cost $77,256,566)	77,256,566
	TOTAL INVESTMENTS
	(Cost $1,012,731,076) ^ - 101.2%	1,147,547,185
	Liabilities in Excess of Other Assets - (1.2)%	(13,288,942)
	TOTAL NET ASSETS - 100.0%	$1,134,258,243

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing

Disclosure
The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management Company.

^ The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:
	Cost of investments	$ 1,012,731,076
	Gross unrealized appreciation	163,604,297
	Gross unrealized depreciation	(28,788,188)
	Net unrealized appreciation	$ 134,816,109

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2012

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels below:

Level 1 - Unadjusted quoted prices in active markets for identical securities to which the trust has access at the date of measurement.
Level 2 - Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices.)

Level 3 - Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information.)

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2012. There were no significant transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

PRIMECAP Odyssey Stock Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock	$1,070,290,619	$-	$-	$1,070,290,619
Total Equity	$1,070,290,619	$-	$-	$1,070,290,619
Short-Term Investments	$77,256,566	$-	$-	$77,256,566
Total Investments in Securities	$1,147,547,185	$-	$-	$1,147,547,185

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 93.0%
	Consumer Discretionary - 7.7%
20,000	Amazon.com, Inc. (a)	$3,888,800
357,900	Ascena Retail Group, Inc. (a)	12,658,923
222,800	Bed Bath & Beyond, Inc. (a)	13,523,960
804,500	CarMax, Inc. (a)	24,480,935
639,800	Carnival Corp.	19,321,960
161,800	DIRECTV - Class A (a)	7,282,618
1,083,000	DreamWorks Animation SKG, Inc. - Class A (a)	19,223,250
875,000	Limited Brands, Inc.	36,627,500
460,000	Mattel, Inc.	14,260,000
5,600	Michael Kors Holdings, Ltd. (a)	173,320
50,000	Shutterfly, Inc. (a)	1,186,000
239,400	Sony Corp. - ADR	4,361,868
63,000	TJX Cos, Inc.	4,292,820
		161,281,954

	Consumer Staples - 0.3%
100,000	Procter & Gamble Co. (The)	6,304,000

	Energy -6.0%
140,000	Cenovus Energy, Inc.	5,101,600
130,000	Encana Corp.	2,486,900
170,000	EOG Resources, Inc.	18,043,800
180,000	Hess Corp.	10,134,000
300,000	McDermott International, Inc. (a)	3,648,000
180,000	National Oilwell Varco, Inc.	13,316,400
80,000	Noble Energy, Inc.	8,053,600
340,000	Oceaneering International, Inc.	16,520,600
187,900	Petroleo Brasileiro SA - ADR	5,248,047
340,000	Range Resources Corp.	19,556,800
169,800	Schlumberger Ltd.	12,763,866
380,000	Southwestern Energy Co. (a)	11,833,200
		126,706,813

	Financials - 5.0%
150,000	Berkshire Hathaway, Inc. - Class B (a)	11,755,500
3,892,100	Charles Schwab Corp. (The)	45,342,965
200,000	Chubb Corp. (The)	13,482,000
1,000,700	Marsh & McLennan Cos., Inc.	31,612,113
140,000	Progressive Corp. (The)	2,839,200
		105,031,778

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2012 (Unaudited)

Shares	Value
	Health Care - 36.3%
923,800	Abiomed, Inc. (a)	17,099,538
3,120,000	Accuray, Inc. (a)	17,628,000
199,400	Affymetrix, Inc. (a)	959,114
1,427,800	Amgen, Inc.	96,961,898
442,500	Biogen Idec, Inc. (a)	52,179,600
298,200	BioMarin Pharmaceutical, Inc. (a)	10,636,794
672,500	Boston Scientific Corp. (a)	4,008,100
1,000,100	Cepheid, Inc. (a)	44,064,406
118,700	Charles River Laboratories International, Inc. (a)	4,008,499
2,253,728	Conceptus, Inc. (a) (b)	27,901,153
1,391,500	Dendreon Corp. (a)	18,896,570
867,200	Eli Lilly & Co.	34,462,528
81,000	GlaxoSmithKline PLC - ADR	3,607,740
270,000	Illumina, Inc. (a)	13,975,200
5,840,000	ImmunoGen, Inc. (a) (b)	82,460,800
150,400	Insulet Corp. (a)	2,928,288
445,800	Johnson & Johnson	29,382,678
318,100	Life Technologies Corp. (a)	15,405,583
976,800	Medtronic, Inc.	37,675,176
300,000	Momenta Pharmaceuticals, Inc. (a)	4,707,000
4,404,456	Nektar Therapeutics (a)	27,527,850
538,750	Novartis AG - ADR	29,286,450
145,000	NuVasive, Inc. (a)	2,247,500
260,000	OraSure Technologies, Inc. (a)	2,893,800
526,032	Roche Holding AG - CHF	89,033,987
4,606,400	Seattle Genetics, Inc. (a)	87,199,152
68,500	Waters Corp. (a)	5,930,045
		763,067,449

	Industrials - 8.5%
1,197,000	AECOM Technology Corp. (a)	27,399,330
820,000	Babcock & Wilcox Co. (The) (a)	20,377,000
300,000	C. H. Robinson Worldwide, Inc.	20,652,000
133,600	Caterpillar, Inc.	14,578,432
10,000	CIRCOR International, Inc.	379,100
227,100	European Aeronautic Defence and Space Co. N.V. - EUR	7,628,421
420,000	Expeditors International Washington, Inc.	18,753,000
40,900	FedEx Corp.	3,741,941
1,087,550	JetBlue Airways Corp. (a)	6,449,172
107,800	Pall Corp.	6,433,504
389,000	Ritchie Bros. Auctioneers, Inc.	9,160,950
50,000	Rockwell Automation, Inc.	3,893,500
2,501,400	Southwest Airlines Co.	23,963,412
196,000	United Parcel Service, Inc.- Class B	14,827,400
		178,237,162

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2012 (Unaudited)

Shares	Value
	Information Technology - 27.7%
57,850	Accenture PLC - Class A	3,317,119
1,523,500	Adobe Systems, Inc. (a)	47,152,325
170,000	Akamai Technologies, Inc. (a)	5,482,500
1,040,000	Altera Corp.	41,381,600
389,300	Applied Materials, Inc.	4,780,604
116,000	ASML Holding N.V.	4,986,840
350,000	Corning, Inc.	4,504,500
375,300	Cree, Inc. (a)	9,543,879
120,000	Cymer, Inc. (a)	5,974,800
1,657,000	Electronic Arts, Inc. (a)	30,770,490
560,700	EMC Corp. (a)	14,443,632
2,800,000	Flextronics International Ltd. (a)	19,236,000
742,018	FormFactor, Inc. (a)	3,821,393
82,080	Google, Inc. - Class A (a)	47,615,429
90,000	Hewlett-Packard Co.	2,518,200
250,700	Intel Corp.	6,623,494
285,000	Intuit, Inc.	16,085,400
300,000	KLA-Tencor Corp.	15,339,000
1,247,800	L.M. Ericsson Telephone Co. - ADR	11,567,106
5,500	MasterCard, Inc. - Class A	1,955,635
725,000	Micron Technology, Inc. (a)	5,502,750
945,500	Microsoft Corp.	27,920,615
30,737	Motorola Mobility Holdings, Inc. (a)	1,187,370
35,128	Motorola Solutions, Inc.	1,630,291
243,311	NetApp, Inc. (a)	9,182,557
195,900	NeuStar, Inc. - Class A (a)	7,152,309
1,630,000	Nuance Communications, Inc. (a)	46,487,600
540,000	NVIDIA Corp. (a)	7,975,800
360,000	QUALCOMM, Inc.	21,175,200
160,000	Rambus, Inc. (a)	1,166,400
722,450	Research In Motion Ltd. (a)	12,014,343
242,100	SanDisk Corp. (a)	11,107,548
1,060,000	Stratasys, Inc. (a) (b)	38,955,000
536,400	Symantec Corp. (a)	9,220,716
959,000	Texas Instruments, Inc.	31,052,420
335,000	Trimble Navigation Ltd. (a)	15,688,050
335,000	Visa, Inc. - Class A	33,714,400
120,000	Xilinx, Inc.	4,302,000
11,200	Zynga, Inc. - Class A (a)	117,600
		582,652,915

	Materials - 1.5%
317,500	Monsanto Co.	26,050,875
102,600	Potash Corp. of Saskatchewan, Inc.	4,795,524
17,250	Praxair, Inc.	1,831,950
		32,678,349

	TOTAL COMMON STOCKS
	(Cost $1,682,789,471)	$1,955,960,420

Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2012 (Unaudited)

Shares	Value
	SHORT TERM INVESTMENTS - 9.0%
189,769,506	Dreyfus Treasury Prime Cash Management	$189,769,506
	TOTAL SHORT TERM INVESTMENTS
	(Cost $189,769,506)	189,769,506
	TOTAL INVESTMENTS
	(Cost $1,872,558,977) ^ - 102.0%	2,145,729,926
	Liabilities in Excess of Other Assets - (2.0)%	(42,344,174)
	TOTAL NET ASSETS - 100.0%	$2,103,385,752

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

Disclosure
The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management
Company

^ The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:
	Cost of investments	$ 1,872,558,977
	Gross unrealized appreciation	427,245,781
	Gross unrealized depreciation	(154,074,832)
	Net unrealized appreciation	$ 273,170,949

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2012

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels below:

Level 1 - Unadjusted quoted prices in active markets for identical securities to which the trust has access at the date of measurement.
Level 2 - Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices.)

Level 3 - Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information.)

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2012. There were no significant transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

PRIMECAP Odyssey Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock	$1,955,960,420	$-	$-	$1,955,960,420
Total Equity	$1,955,960,420	$-	$-	$1,955,960,420
Short-Term Investments	$189,769,506	$-	$-	$189,769,506
Total Investments in Securities	$2,145,729,926	$-	$-	$2,145,729,926

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.0%
	Consumer Discretionary - 5.6%
15,000	Amazon.com, Inc. (a)	$2,916,600
345,602	Callaway Golf Co.	2,315,534
420,800	CarMax, Inc. (a)	12,804,944
74,700	DIRECTV - Class A (a)	3,362,247
1,367,100	DreamWorks Animation SKG, Inc. - Class A (a)	24,266,025
140,000	Gentex Corp.	3,761,800
609,600	Shutterfly, Inc. (a)	14,459,712
87,090	Tesla Motors, Inc. (a)	2,531,706
		66,418,568

	Consumer Staples - 1.5%
2,700	Chefs' Warehouse Holdings, Inc. (The) (a)	57,051
3,313,405	Smart Balance, Inc. (a) (b)	17,561,047
		17,618,098

	Energy - 5.1%
400,000	Cabot Oil & Gas Corp.	12,760,000
110,000	EOG Resources, Inc.	11,675,400
120,000	National Oilwell Varco, Inc.	8,877,600
168,000	Oceaneering International, Inc.	8,163,120
200,000	Range Resources Corp.	11,504,000
780,000	Rex Energy Corp. (a)	7,378,800
		60,358,920

	Financials - 1.6%
605,820	MarketAxess Holdings, Inc.	18,810,711

	Health Care - 40.4%
2,064,473	Abiomed, Inc. (a) (b)	38,213,395
2,966,900	Accuray, Inc. (a)	16,762,985
172,000	Affymetrix, Inc. (a)	827,320
205,000	Biogen Idec, Inc. (a)	24,173,600
590,300	BioMarin Pharmaceutical, Inc. (a)	21,056,001
791,700	Boston Scientific Corp. (a)	4,718,532
591,600	Cardica, Inc. (a)	1,260,108
1,088,700	Cepheid, Inc. (a)	47,968,122
1,669,750	Conceptus, Inc. (a) (b)	20,671,505
1,341,800	Dendreon Corp. (a)	18,221,644
5,825,000	Dyax Corp. (a) (b)	9,494,750
3,620,250	ImmunoGen, Inc. (a)	51,117,930
430,000	Insulet Corp. (a)	8,372,100
607,900	InterMune, Inc. (a)	9,118,500
706,200	Luminex Corp. (a)	13,912,140
80,000	Momenta Pharmaceuticals, Inc. (a)	1,255,200
2,749,100	Nektar Therapeutics (a)	17,181,875
155,000	NuVasive, Inc. (a)	2,402,500
1,642,600	OraSure Technologies, Inc. (a)	18,282,138
2,269,039	Pharmacyclics, Inc. (a)	41,704,937
337,900	Roche Holding AG - CHF	57,191,548
2,908,800	Seattle Genetics, Inc. (a)	55,063,584
66,000	SurModics, Inc. (a)	951,720
		479,922,134

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2012 (Unaudited)

Shares	Value
	Industrials - 7.5%
85,000	AECOM Technology Corp. (a)	1,945,650
195,000	Alaska Air Group, Inc. (a)	14,845,350
433,700	Arkansas Best Corp.	7,858,644
140,000	C. H. Robinson Worldwide, Inc.	9,637,600
220,000	CIRCOR International, Inc.	8,340,200
2,424,525	JetBlue Airways Corp. (a)	14,377,433
82,600	Pall Corp.	4,929,568
293,100	Ritchie Bros. Auctioneers, Inc.	6,902,505
948,000	Southwest Airlines Co.	9,081,840
234,000	US Airways Group, Inc. (a)	1,974,960
45,000	USA Truck, Inc. (a)	424,350
470,000	Vitran Corp, Inc. (a)	3,313,500
362,338	Zipcar, Inc. (a)	5,746,681
		89,378,281

	Information Technology - 32.1%
894,600	Adobe Systems, Inc. (a)	27,687,870
180,000	Akamai Technologies, Inc. (a)	5,805,000
650,000	Altera Corp.	25,863,500
247,777	ASML Holding N.V.	10,651,933
984,000	comScore, Inc. (a)	21,795,600
297,800	Cree, Inc. (a)	7,573,054
150,000	Cymer, Inc. (a)	7,468,500
1,083,400	Electronic Arts, Inc. (a)	20,118,738
200,000	EMC Corp. (a)	5,152,000
270,000	FARO Technologies, Inc. (a)	14,655,600
300,000	FEI Co. (a)	13,218,000
716,300	FormFactor, Inc. (a)	3,688,945
56,100	Google, Inc. - Class A (a)	32,544,171
1,302,100	Guidance Software, Inc. (a) (b)	9,961,065
900	Imperva, Inc. (a)	29,682
275,000	Intuit, Inc.	15,521,000
26,541	iSoftStone Holdings Ltd. (a)	282,131
20,000	KIT Digital, Inc. (a)	216,600
365,300	KLA-Tencor Corp.	18,677,789
800,000	Micron Technology, Inc. (a)	6,072,000
420,000	Monster Worldwide, Inc. (a)	3,024,000
100,000	NetApp, Inc. (a)	3,774,000
203,698	NeuStar, Inc. - Class A (a)	7,437,014
670,000	Nuance Communications, Inc. (a)	19,108,400
260,000	NVIDIA Corp. (a)	3,840,200
140,000	Rambus, Inc. (a)	1,020,600
602,900	Research In Motion Ltd. (a)	10,026,227
5,400	Responsys, Inc. (a)	63,342
142,100	SanDisk Corp. (a)	6,519,548
733,500	SMART Technologies, Inc. - Class A (a)	3,029,355
984,100	Stratasys, Inc. (a)	36,165,675
329,900	Symantec Corp. (a)	5,670,981
321,300	Trimble Navigation Ltd. (a)	15,046,479
984,600	Websense, Inc. (a)	18,608,940
60,000	Yahoo!, Inc. (a)	928,200
		381,246,139

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
January 31, 2012 (Unaudited)

Shares	Value
	Materials - 2.2%
272,300	Monsanto Co.	22,342,215
94,100	Potash Corp. of Saskatchewan, Inc.	4,398,234
		26,740,449

	TOTAL COMMON STOCKS
	(Cost $952,097,007)	$1,140,493,300

	SHORT TERM INVESTMENTS - 4.3%
50,904,680	Dreyfus Treasury Prime Cash Management	$50,904,680
	TOTAL SHORT TERM INVESTMENTS
	(Cost $50,904,680)	50,904,680
	TOTAL INVESTMENTS
	(Cost $1,003,001,687) ^ - 100.3%	1,191,397,980
	Liabilities in Excess of Other Assets - (0.3)%	(3,224,668)
	TOTAL NET ASSETS - 100.0%	$1,188,173,312

ADR	American Depository Receipt
CHF	Swiss Francs
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.

Disclosure
The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by PRIMECAP Management
Company

^ The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows:
	Cost of investments	$ 1,003,001,687
	Gross unrealized appreciation	325,590,805
	Gross unrealized depreciation	(137,194,512)
	Net unrealized appreciation	$ 188,396,293

Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at January 31, 2012

Various inputs are used in determining the value of each Fund's investments. These inputs are summarized in the three broad levels below:

Level 1 - Unadjusted quoted prices in active markets for identical securities to which the trust has access at the date of measurement.
Level 2 - Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices.)

Level 3 - Significant unobservable inputs to the extent observable inputs are unavailable (including the Funds' own assumptions in determining fair value of investments based on the best available information.)

The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy for each Fund as of January 31, 2012. There were no significant transfers into or out of Level 1 and Level 2 during the reporting period. These assets are measured on a recurring basis.

PRIMECAP Odyssey Aggressive Growth Fund
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock	$1,140,493,300	$-	$-	$1,140,493,300
Total Equity	$1,140,493,300	$-	$-	$1,140,493,300
Short-Term Investments	$50,904,680	$-	$-	$50,904,680
Total Investments in Securities	$1,191,397,980	$-	$-	$1,191,397,980

Certain of the Funds' investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company.  Transactions during the period in securities of these companies were as follows:

			Current Period Transactions

Fund	Common Stock	Market Value as of October 31, 2011	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Market Value at January 31, 2012
PRIMECAP Odyssey Growth Fund	Conceptus, Inc.	$25,962,947	$-	$-	$-	$-	$27,901,153
PRIMECAP Odyssey Growth Fund	ImmunoGen, Inc.	79,307,200	-	-	-	-	82,460,800
PRIMECAP Odyssey Growth Fund	Stratasys, Inc.	29,722,400	-	-	-	-	38,955,000
Total		$134,992,547	$-	-	-	-	$149,316,953

PRIMECAP Odyssey Aggressive Growth Fund	Abiomed, Inc.	$30,845,485	$583,507	$346,355	$-	$60,462	$38,213,395
PRIMECAP Odyssey Aggressive Growth Fund	Conceptus, Inc.	19,235,520	-	-	-	-	20,671,505
PRIMECAP Odyssey Aggressive Growth Fund	Dyax, Corp.	7,863,750	-	-	-	-	9,494,750
PRIMECAP Odyssey Aggressive Growth Fund	Guidance Software, Inc.	7,825,621	-	-	-	-	9,961,065
PRIMECAP Odyssey Aggressive Growth Fund	Smart Balance, Inc.	21,702,803	-	-	-	-	17,561,047
Total		$87,473,179	$583,507	$346,355	$-	$60,462	$95,901,762

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PRIMECAP Odyssey Funds

By           /s/  Joel P. Fried
                                Joel P. Fried, Co-Chief Executive Officer

Date        3/20/2012

By           /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date        3/20/2012

By           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date        3/20/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/  Joel P. Fried
Joel P. Fried, Co-Chief Executive Officer

Date        3/20/2012

By           /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive Officer

Date        3/20/2012

By           /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive Officer

Date        3/20/2012

By           /s/ Michael J. Ricks
Michael J. Ricks, Chief Financial Officer

Date        3/20/2012